Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–27.68%
U.S. Treasury Bills–9.21%(a)
U.S. Treasury Bills	0.03%	12/02/2021	$ 56,000	$ 55,991,460
U.S. Treasury Bills	0.03%	12/09/2021	56,000	55,990,469
				111,981,929
U.S. Treasury Notes–18.47%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.20%	01/31/2022	74,600	74,659,282
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.16%	04/30/2022	74,600	74,663,237
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.11%	07/31/2022	75,100	75,138,276
				224,460,795
Total U.S. Treasury Securities (Cost $336,353,525)				336,442,724
		Expiration Date
Commodity-Linked Securities–5.94%
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		11/16/2021	15,070	36,285,927
Canadian Imperial Bank of Commerce (Canada), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 27 Excess Return Index)(c)(e)		08/23/2021	14,444	35,943,815
Total Commodity-Linked Securities (Cost $29,514,000)				72,229,742
			Shares
Money Market Funds–61.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)			180,742,673	180,742,673
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)			128,543,834	128,595,251
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(f)(g)			229,763,058	229,763,058
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)			206,563,055	206,563,055
Total Money Market Funds (Cost $745,667,821)				745,664,037
TOTAL INVESTMENTS IN SECURITIES–94.96% (Cost $1,111,535,346)				1,154,336,503
OTHER ASSETS LESS LIABILITIES–5.04%				61,266,664
NET ASSETS–100.00%				$1,215,603,167
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $72,229,742, which represented 5.94% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	Canadian Imperial Bank of Commerce Custom 27 Excess Return Index – a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, British Gas Oil, Gold, LME Copper, Silver, Unleaded Gasoline and WTI Crude Oil.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,852,586	$250,360,690	$(166,470,603)	$-	$-	$180,742,673	$29,669
Invesco Liquid Assets Portfolio, Institutional Class	69,388,895	178,113,563	(118,907,574)	(27,217)	27,584	128,595,251	21,869
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	77,897,397	523,183,141	(371,317,480)	-	-	229,763,058	40,882
Invesco Treasury Portfolio, Institutional Class	110,688,670	286,126,503	(190,252,118)	-	-	206,563,055	13,172
Total	$354,827,548	$1,237,783,897	$(846,947,775)	$(27,217)	$27,584	$745,664,037	$105,592

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	672	September-2021	$45,246,600	$6,328,844	$6,328,844
Corn	334	December-2021	9,105,675	(918,053)	(918,053)
Cotton No. 2	1,083	December-2021	48,404,685	2,980,134	2,980,134
Gasoline Reformulated Blendstock Oxygenate Blending	648	August-2021	63,541,195	3,864,960	3,864,960
Lean Hogs	189	December-2021	6,172,740	(62,761)	(62,761)
LME Nickel	260	December-2021	30,497,220	2,018,836	2,018,836
Natural Gas	105	November-2021	4,289,250	731,565	731,565
Soybeans	1,253	November-2021	84,530,513	(4,524,187)	(4,524,187)
Wheat	332	December-2021	11,835,800	262,941	262,941
Subtotal—Long Futures Contracts				10,682,279	10,682,279
Short Futures Contracts
Commodity Risk
LME Nickel	40	December-2021	(4,691,880)	(225,364)	(225,364)
Total Futures Contracts				$10,456,915	$10,456,915

(a)	Futures contracts collateralized by $43,830,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	332,500	November—2021	$35,747,071	$41,958	$216,025	$174,067
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	138,300	November—2021	44,568,447	—	1,639,574	1,639,574
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	67,400	August—2021	27,462,777	—	223,067	223,067
Canadian Imperial Bank of Commerce	Pay	CIBC Silver Index	0.10	Monthly	107,000	February—2022	14,438,612	—	380,792	380,792
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	203,000	February—2022	23,252,229	—	803,717	803,717
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	92,800	December—2021	20,331,320	—	462,580	462,580
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	788,000	December—2021	37,913,879	—	720,019	720,019
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	401,500	March—2022	53,708,243	65,314	237,207	171,893
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	2,000	February—2022	248,938	—	2,096	2,096
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,613,000	February—2022	93,153,649	69,193	2,075,931	2,006,738
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	381,300	February—2022	100,806,340	154,388	910,391	756,003
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.00	Monthly	68,500	February—2022	14,406,578	—	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	1,763,000	December—2021	98,680,928	—	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	725,000	February—2022	7,716,538	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	181,000	February—2022	38,067,015	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	60,750	February—2022	38,404,959	—	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	50,300	April—2022	8,804,437	—	0	0
Merrill Lynch International	Receive	MLCIRXB6 Excess Return Index	0.21	Monthly	164,500	February—2022	18,399,374	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	61,500	February—2022	55,977,737	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	525,000	February—2022	33,366,532	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2SM0 Index	0.03%	Monthly	19,100	July—2022	$8,590,003	$—	$731,390	$731,390
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	125,400	December—2021	45,578,498	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.09	Monthly	203,300	May—2022	88,345,479	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	112,000	January—2022	7,070,515	—	136,296	136,296
Subtotal — Appreciation								330,853	8,539,085	8,208,232
Commodity Risk
Barclays Bank PLC	Pay	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	2,500	July—2022	548,345	—	(9,019)	(9,019)
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38	Monthly	890,000	January—2022	28,686,925	—	(567,286)	(567,286)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	13,250	November—2021	11,842,169	—	(322,260)	(322,260)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	Monthly	57,600	November—2021	20,629,400	—	(459,671)	(459,671)
Canadian Imperial Bank of Commerce	Pay	CIBC LME Copper Standard Roll Excess Return Index	0.06	Monthly	3,200	April—2022	1,691,235	—	(56,908)	(56,908)
Canadian Imperial Bank of Commerce	Receive	CIBC Silver Index	0.11	Monthly	369,000	February—2022	49,090,406	(702,565)	(1,313,197)	(610,632)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	40,000	December—2021	39,547,092	(50,132)	(1,193,664)	(1,143,532)
J.P. Morgan Chase Bank, N.A.	Pay	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.23	Monthly	53,000	July—2022	9,831,898	—	(351,591)	(351,591)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminum type A Excess Return Index	0.14	Monthly	151,500	December—2021	10,305,000	—	(320,816)	(320,816)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity GasOil type A Excess Return Index	0.06	Monthly	183,500	February—2022	20,442,873	—	(459,392)	(459,392)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	208,000	February—2022	16,961,485	—	(339,622)	(339,622)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	188,300	February—2022	35,469,522	24,934	(294,821)	(319,755)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	138,200	December—2021	29,161,264	—	(973,536)	(973,536)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05%	Monthly	82,500	May—2022	$26,597,818	$—	$(432,094)	$(432,094)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	163,800	April—2022	43,582,364	—	(1,401,506)	(1,401,506)
Subtotal — Depreciation								(727,763)	(8,495,383)	(7,767,620)
Total — Total Return Swap Agreements								$(396,910)	$43,702	$440,612

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,500,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100%
CIBC Silver Index
	Long Futures Contracts
	Silver	100%
CIBC Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100%
MLCX2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100%
MLCIRXB6 Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
MLCI3LXE Excess Return Index
	Long Futures Contracts
	Zinc	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%
Morgan Stanley MSCY2SM0 Index
	Long Futures Contracts
	Soybean Meal	100%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100%
Barclays Corn Seasonal Excess Return Index
	Long Futures Contracts
	Corn	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybeans	100%
CIBC LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100%
Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts
	Aluminum	100%
Macquarie Single Commodity GasOil type A Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MS Soybean Oil Dynamic Roll Excess Return Index
	Long Futures Contracts
	Soybean Oil	100%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$336,442,724	$—	$336,442,724
Commodity-Linked Securities	—	72,229,742	—	72,229,742
Money Market Funds	745,664,037	—	—	745,664,037
Total Investments in Securities	745,664,037	408,672,466	—	1,154,336,503
Other Investments - Assets*
Futures Contracts	16,187,280	—	—	16,187,280
Swap Agreements	—	8,208,232	—	8,208,232
	16,187,280	8,208,232	—	24,395,512
Other Investments - Liabilities*
Futures Contracts	(5,730,365)	—	—	(5,730,365)
Swap Agreements	—	(7,767,620)	—	(7,767,620)
	(5,730,365)	(7,767,620)	—	(13,497,985)
Total Other Investments	10,456,915	440,612	—	10,897,527
Total Investments	$756,120,952	$409,113,078	$—	$1,165,234,030

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund